Leases (Tables)	12 Months Ended
Sep. 30, 2024
Leases [Abstract]
Schedule of Operating Leases	The balances for operating leases are presented as follows within the consolidated balance sheets:
	As of September 30,
	2023	2024
Right-of-use assets, net	$46,652	$48,241

Lease liabilities - current	41,570	24,262
Lease liabilities - non-current	-	23,069
Total operating lease liabilities	$41,570	$47,331

Weighted average remaining lease term	0.44 years	1.94 years
Weighted average discount rate	3.72%	3.83%

Schedule of Future Minimum Payments	The following is a schedule of future minimum payments under the Company’s operating leases as of September 30, 2024:
Year ending September 30,	Amount
2025	$25,650
2026	23,512
Total lease payments	49,162
Less: imputed interest	(1,831)
Total	$47,331